TAX PROVISION (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Canada
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 36,349,000	$ 30,015,000	$ 26,980,000
Expiry Dates	2029 to 2041	2029 to 2040	2029 to 2039
Mongolia
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 1,178,000	$ 554,000	$ 44,000
Expiry Dates	2023 to 2029	2023 to 2028	2023 to 2027
Bolivia
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 717,000	$ 0	$ 0
Expiry Dates	2024
US
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 25,000
Expiry Dates	No expiry date
Exploration and Evaluation Assets
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 211,000	$ 6,284,000	$ 6,135,000
Expiry Dates	No expiry date	No expiry date	No expiry date
Investment Tax Credits
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 23,000	$ 23,000	$ 23,000
Expiry Dates	2029	2029	2029
Property and Equipment
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 517,000	$ 1,547,000	$ 1,242,000
Expiry Dates	No expiry date	No expiry date	No expiry date
Share Issue Costs
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 946,000	$ 1,212,000	$ 747,000
Expiry Dates	2042 to 2045	2041 to 2044	2040 to 2043
Asset Retirement Obligation
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 2,038,000	$ 695,000	$ 267,000
Expiry Dates	No expiry date	No expiry date	No expiry date
Assets Held For Sale
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 5,060,000	$ 0	$ 0
Expiry Dates	No expiry date
Allowable Capital Losses
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 4,260,000	$ 4,150,000	$ 5,864,000
Expiry Dates	No expiry date	No expiry date	No expiry date
Non-capital Losses Available For Future Periods
Statement [Line Items]
Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits	$ 38,269,000	$ 30,569,000	$ 27,024,000
Expiry Dates	2023 onwards	2023 to 2040	2023 to 2039